Subsequent Events (Details Textual) - USD ($)			1 Months Ended		2 Months Ended	3 Months Ended	4 Months Ended	5 Months Ended
	Apr. 07, 2017	Apr. 04, 2017	Apr. 30, 2017	Jan. 18, 2017	May 19, 2017	Mar. 31, 2017	May 05, 2017	Dec. 31, 2016	Mar. 21, 2017
Subsequent Event [Line Items]
Proceeds from Issuance of Private Placement						$ 3,515,000
Payments for Brokerage Fees		$ 188,250
Class of Warrant or Right, Number of Securities Called by Warrants or Rights								1,169,607	20,000
Class of Warrant or Right, Exercise Price of Warrants or Rights								$ 0.20	$ 1.18
Scenario, Forecast [Member]
Subsequent Event [Line Items]
Class of Warrant or Right, Number of Securities Called by Warrants or Rights					555,000		1,725,000
Class of Warrant or Right, Exercise Price of Warrants or Rights					$ 1.23		$ 1.14
Class of Warrant or Right,Expiration Term					5 years
Class of Warrant or Right,Vesting Term					3 years
Minimum [Member] | Scenario, Forecast [Member]
Subsequent Event [Line Items]
Class of Warrant or Right, Exercise Price of Warrants or Rights					$ 1.19		1.00
Minimum [Member] | Stock Incentive Plan [Member] | Scenario, Forecast [Member]
Subsequent Event [Line Items]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range, Exercisable Options, Weighted Average Exercise Price					1.19		1.15
Maximum [Member] | Scenario, Forecast [Member]
Subsequent Event [Line Items]
Class of Warrant or Right, Exercise Price of Warrants or Rights					$ 1.25		$ 1.33
Maximum [Member] | Stock Incentive Plan [Member] | Scenario, Forecast [Member]
Subsequent Event [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross					485,000		1,124,000
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range, Exercisable Options, Weighted Average Exercise Price					$ 1.23		$ 1.23
Subsequent Event [Member]
Subsequent Event [Line Items]
Stock Issued During Period, Shares, New Issues				8,929
Stock Issued During Period Per Share Value Of New Issues				$ 1.05
Stock Issued During Period, Value, New Issues				$ 9,375
Proceeds from Issuance of Private Placement		$ 3,765,000	$ 3,500,000
Share Price		$ 1.00
Adjustments to Additional Paid in Capital, Other		$ 424,000
Class of Warrant or Right,Expiration Term	5 years
Class of Warrant or Right,Vesting Term	3 years
Subsequent Event [Member] | Non Cash Expenses [Member]
Subsequent Event [Line Items]
Adjustments to Additional Paid in Capital, Other		201,000
Subsequent Event [Member] | MDB Capital Group Llc [Member]
Subsequent Event [Line Items]
Payments for Brokerage Fees		$ 188,250
Stock Issued During Period, Shares, Issued for Services		162,000
Stock Issued During Period, Value, Issued for Services		$ 3,500,000
Subsequent Event [Member] | Private Placement [Member]
Subsequent Event [Line Items]
Stock Issued During Period, Shares, New Issues		3,765,000
Proceeds from Issuance of Private Placement		$ 3,765,000
Director One [Member] | Subsequent Event [Member]
Subsequent Event [Line Items]
Stock Issued During Period, Shares, New Issues				2,976
Two Directors [Member]
Subsequent Event [Line Items]
Stock Issued During Period, Value, New Issues								$ 6,250
Two Directors [Member] | Subsequent Event [Member]
Subsequent Event [Line Items]
Stock Issued During Period, Shares, New Issues				5,953